Retirement Plans	12 Months Ended
Dec. 31, 2011
Retirement Plans [Abstract]
RETIREMENT PLANS

NOTE 12—RETIREMENT PLANS

The Corporation sponsors a savings and retirement 401(k) plan, which covers all employees who meet certain eligibility requirements and who choose to participate in the plan. The matching contribution to the 401(k) plan was $168 in 2011 and $150 in 2010.

The Corporation also sponsors a pension plan which is a noncontributory defined benefit retirement plan for all employees who have attained the age of 20 1/2, completed six months of service and work 1,000 or more hours per year. Annual payments, subject to the maximum amount deductible for federal income tax purposes, are made to a pension trust fund. In 2006, the Corporation amended the pension plan to provide that no employee could be added as a participant to the pension plan after December 31, 2006.

Information about the pension plan is as follows.

	00000000000	00000000000
	2011	2010
Change in benefit obligation:
Beginning benefit obligation	$15,008	$13,884
Service cost	846	841
Interest cost	798	760
Actuarial (gain)/loss	1,244	97
Benefits paid	(962)	(574)

Ending benefit obligation	16,934	15,008

Change in plan assets, at fair value:
Beginning plan assets	11,206	8,661
Actual return	71	1,127
Employer contribution	1,152	2,016
Benefits paid	(962)	(574)
Administrative expenses	(22)	(24)

Ending plan assets	11,445	11,206

Funded status at end of year	$(5,489)	$(3,802)

Amounts recognized in accumulated other comprehensive income at December 31, consist of:

	00000000000	00000000000
	2011	2010
Unrecognized actuarial loss (net of tax, of $2,900 in 2011 and $2,232 in 2010)	$5,629	$4,335

The accumulated benefit obligation for the defined benefit pension plan was $13,684 at December 31, 2011 and $12,194 at December 31, 2010.

The components of net periodic pension expense were as follows.

	$0000000	$0000000
	2011	2010
Service cost	$846	$841
Interest cost	797	760
Expected return on plan assets	(827)	(604)
Net amortization and deferral	342	258
Measurement date change	—	—
Settlement	—	—

Net periodic benefit cost	1,158	1,255

Net loss (gain) recognized in other comprehensive income	1,962	(941)
Prior service cost (credit)	—	—
Amortization of prior service cost	—	—

Total recognized in other comprehensive income	1,962	(941)
Total recognized in net periodic benefit cost and other comprehensive income (before tax)	$3,120	$314

The estimated net loss and prior service costs for the defined benefit pension plan that will be amortized from accumulated other comprehensive income into net periodic benefit cost over the next fiscal year is $437.

The weighted average assumptions used to determine benefit obligations at year-end were as follows.

	$0000000	$0000000
	2011	2010
Discount rate on benefit obligation	4.60%	5.04%
Long-term rate of return on plan assets	7.00%	7.00%
Rate of compensation increase	3.00%	3.00%

The weighted average assumptions used to determine net periodic pension cost were as follows.

	$0000000	$0000000
	2011	2010
Discount rate on benefit obligation	5.04%	5.15%
Long-term rate of return on plan assets	7.00%	7.00%
Rate of compensation increase	3.00%	3.00%

The expectation for long-term rate of return on the pension assets and the expected rate of compensation increases are reviewed periodically by management in consultation with outside actuaries and primary investment consultants. Factors considered in setting and adjusting these rates are historic and projected rates of return on the portfolio and historic and estimated rates of increases of compensation.

The Corporation’s pension plan asset allocation at year-end 2011, and 2010, target allocation for 2012, and expected long-term rate of return by asset category are as follows.

	Target Allocation	Percentage of Plan Assets at Year-end
Asset Category	2011	2011	2010
Equity securities	20-50%	45.9%	50.6%
Debt securities	30-60	52.5	43.9
Money market funds	20-30	1.6	5.5

Total		100.0%	100.0%

The Corporation developed the pension plan investment policies and strategies for plan assets with its pension management firm. The assets are currently invested in five diversified investment funds, which include three equity funds, one money market fund and one bond fund. The long-term guidelines from above were created to maximize the return on portfolio assets while reducing the risk of the portfolio. The management firm may allocate assets among the separate accounts within the established long-term guidelines. Transfers among these accounts will be at the management firm’s discretion based on their investment outlook and the investment strategies that are outlined at periodic meetings with the Corporation. The expected long-term rate of return on the plan assets is 7.00% in 2011 and 2010. This return is based on the expected return for each of the asset categories, weighted based on the target allocation for each class.

The Corporation expects to contribute $1,355 to its pension plan in 2012. Employer contributions totaled $1,152 in 2011. The increase in the benefit obligation was partially offset by the contributions and the increase in plan assets. This led to a change in funded status from $(3,802) to $(5,489).

Supplemental Retirement Plan

Citizens established a supplemental retirement plan (“SERP”) which covers key members of management in 2011. Participants will receive annually a percentage of their base compensations at the time of their retirement for a maximum of ten years. The liability recorded at December 31, 2011, was $331,239. The expense related to the plan was $331,239 for 2011. No distributions to participants were made in 2011.

The following table sets forth by level, within the fair value hierarchy, the Plan’s assets at fair value as of December 31, 2011 and 2010:

	December 31, 2011
	Level 1	Level 2	Level 3	Total
Assets:
Money market funds	$226	$—	$—	$226
Commodity mutual funds	23	—	—	23
Bond Mutual funds	6,091	—	—	6,091
Equity market funds:
International	677	—	—	677
Large cap	3,651	—	—	3,651
Mid cap	163	—	—	163
Small cap	614	—	—	614

Total assets at fair value	$11,445	$—	$—	$11,445

	December 31, 2010
	Level 1	Level 2	Level 3	Total
Assets:
Money market funds	$657	$—	$—	$657
Commodity mutual funds	49	—	—	49
Bond Mutual funds	4,924	—	—	4,924
Equity market funds:
International	772	—	—	772
Large cap	3,835	—	—	3,835
Mid cap	307	—	—	307
Small cap	662	—	—	662

Total assets at fair value	$11,206	$—	$—	$11,206

Investment in equity securities, debt securities, and money market funds are valued at the closing price reported on the active market on which the individual securities are traded.

The methods described above may produce a fair value calculation that may not be indicative of net realizable value or reflective of future fair values. Furthermore, while the Plan believes its valuation methods are appropriate and consistent with other market participants, the use of different methodologies or assumptions to determine the fair value of certain financial instruments could result in a different fair value measurement at the reporting date.

Expected benefit payments, which reflect expected future service, are as follows.

2012	$250
2013	278
2014	433
2015	542
2016	677
2017 through 2021	5,537

Total	$7,717